15. Stock Options and Warrants	3 Months Ended
Dec. 31, 2013
Notes
15. Stock Options and Warrants

15.                Common Stock Options and Warrants

The fair value of common stock options and warrants are estimated on the dates of grant using a binomial option-pricing model.  The expected lives of stock options and warrants represent the period of time that the stock options and warrants are expected to be outstanding, based on the simplified method.  Expected volatilities are based on historical volatility of the Company’s common stock, among other factors.  The Company uses the simplified method within the valuation model due to the Company’s short trading history and limited exercise history.  The risk-free rate related to the expected term of the stock option and warrants is based on the U.S. Treasury yield curve in effect at the time of grant.  The dividend yield is zero.

During fiscal years 2013 and 2012, the Company measured the fair values of the warrants using a binomial valuation model with the following assumptions:

	Three Months Ended
	December 31,
	2013	2012
Exercise price	$0.95 - $1.10	$0.40 - $0.90
Expected term (years)	2 - 3	3 - 5
Volatility	214% - 216%	293% - 298%
Risk-free rate	0.28% - 0.68%	0.35% - 0.73%
Dividend rate	0%	0%

During the three months ended December 31, 2013, the Company granted the following common stock options and warrants:

•         Options to purchase 650,000 shares were granted to an entity controlled by an officer of the Company for notes payable and accrued interest converted into common stock, with an exercise price of $1.10 per share.  The options expire in December 2018.  The Company recognized $590,887 of interest expense during the three months ended December 31, 2013;

•         Options to purchase 450,000 shares were granted to a note holder with an exercise price of $1.00 per share.  The options expire in October 2018.  The Company recognized $143,634 as debt discount, which is being amortized over the life of the note payable;

•         Options to purchase 856,977 shares were granted to two note holders for converting debt into common stock with an exercise price of $1.10 per share.  The options expire in December 2018.  The value of the options at date of grant was $769,415.  The Company recognized the value of the options as additional paid-in capital during the three months ended December 31, 2013;

•         Options to purchase 3,669,120 shares were granted in connection with the sale of Series F preferred stock with an exercise price of $1.10 per share.  The options expire in December 2018.  The value of the options at date of grant was $3,333,119.  The Company recognized the value of the options as additional paid-in capital during the three months ended December 31, 2013;

•         Options to purchase 1,424,025 shares were granted in connection with the sale of Series F preferred stock with an exercise price of $1.10 per share.  The options expire in January 2018.  The value of the options at the date of grant was $1,222,001.  The Company recognized the value of the options as additional paid-in capital during the three months ended December 31, 2013.

The following table summarizes information about common stock options and warrants outstanding as of December 31, 2013:

Options and Warrants	Number of Options and Warrants	Weighted-Average Exercise Price
Outstanding as of October 1, 2013	3,598,554	$ 1.33
Granted	7,050,122	1.09
Exercised	-	-
Forfeited	-	-
Outstanding as of December 31, 2013	10,648,676	1.17
Exercisable as of December 31, 2013	9,388,676	1.19

As of December 31, 2013, the outstanding warrants have an aggregate intrinsic value of $0, and the weighted average remaining term of the warrants is 4.25 years.